UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238

Morgan Stanley India Investment Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (93.2%)
Auto Components (1.1%)
Motherson Sumi Systems Ltd.	1,200,807	$4,392

Automobiles (8.7%)
Bajaj Auto Ltd.	138,000	4,547
Tata Motors Ltd.	2,800,000	15,128
Tata Motors Ltd. ADR	163,700	4,415
Tata Motors Ltd., Class A	3,891,754	12,070
		36,160
Chemicals (2.1%)
Asian Paints Ltd.	101,111	6,434
Coromandel International Ltd.	424,500	2,364
		8,798
Commercial Banks (23.6%)
Bank of Baroda	385,893	6,047
HDFC Bank Ltd.	3,237,845	33,039
ICICI Bank Ltd.	923,356	16,135
IndusInd Bank Ltd.	2,009,791	12,907
Punjab National Bank Ltd.	195,000	3,755
State Bank of India	541,508	22,283
Yes Bank Ltd.	575,300	4,165
		98,331
Construction & Engineering (4.8%)
Engineers India Ltd.	1,215,000	6,065
Gammon India Ltd.	2,545,382	2,168
Larsen & Toubro Ltd.	456,040	11,718
		19,951
Construction Materials (3.9%)
ACC Ltd.	349,113	9,316
Madras Cements Ltd.	725,048	2,188
Shree Cement Ltd.	74,099	4,683
		16,187
Consumer Finance (2.0%)
Mahindra & Mahindra Financial Services Ltd.	479,500	6,310
Manappuram Finance Ltd.	3,684,290	2,202
		8,512
Electronic Equipment, Instruments & Components (1.0%)
Redington India Ltd.	2,436,700	4,221

Food Products (2.6%)
McLeod Russel India Ltd.	946,238	5,040
Nestle India Ltd.	62,988	5,725
		10,765
Gas Utilities (1.1%)
Indraprastha Gas Ltd.	588,700	4,384

	Shares	Value (000)
Household Products (4.3%)
Hindustan Unilever Ltd.	2,216,864	$17,843

Information Technology Services (8.7%)
Cognizant Technology Solutions Corp., Class A (United States) (a)	56,800	4,371
Infosys Ltd.	295,181	16,608
Infosys Technologies Ltd. (a)(b)	6,400	180
Tata Consultancy Services Ltd.	462,631	10,614
Wipro Ltd.	535,300	4,624
		36,397
Machinery (1.9%)
Cummins India Ltd.	544,750	5,297
Thermax Ltd.	294,376	2,684
		7,981
Media (0.7%)
DB Corp. Ltd.	697,207	3,007

Metals & Mining (3.0%)
Hindustan Zinc Ltd.	2,817,770	7,320
Jindal Steel & Power Ltd.	498,712	5,337
		12,657
Oil, Gas & Consumable Fuels (4.8%)
Bharat Petroleum Corp. Ltd.	234,377	3,222
Cairn India Ltd. (a)	471,172	3,088
Coal India Ltd.	283,112	1,911
Reliance Industries Ltd.	786,391	11,586
		19,807
Personal Products (1.6%)
Colgate-Palmolive India Ltd.	300,000	6,585

Pharmaceuticals (8.5%)
Dr. Reddy’s Laboratories Ltd.	548,907	19,014
Glenmark Pharmaceuticals Ltd.	1,799,500	10,929
Sun Pharmaceutical Industries Ltd.	495,000	5,538
		35,481
Real Estate Management & Development (2.9%)
DLF Ltd.	1,630,000	6,455
Oberoi Realty Ltd.	1,099,379	5,819
		12,274
Tobacco (3.4%)
ITC Ltd.	3,217,943	14,332

Transportation Infrastructure (1.0%)
Gujarat Pipavav Port Ltd. (a)	3,482,494	4,190

Wireless Telecommunication Services (1.5%)
Bharti Airtel Ltd.	912,551	6,053

	Shares	Value (000)
Total Common Stocks (Cost $368,606)		$388,308

Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $21,946)	21,945,762	21,946
Total Investments (98.5%) (Cost $390,552) +		410,254
Other Assets in Excess of Liabilities (1.5%)		6,185
Net Assets (100.0%)		$416,439

(a)	Non-income producing security.
(b)

At March 31, 2012, the Fund held fair valued securities valued at approximately $180,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $390,552,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $19,702,000 of which approximately $58,373,000 related to appreciated securities and approximately $38,671,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$4,392	$—	$—	$4,392
Automobiles	36,160	—	—	36,160
Chemicals	8,798	—	—	8,798
Commercial Banks	75,622	22,709	—	98,331
Construction & Engineering	19,951	—	—	19,951
Construction Materials	16,187	—	—	16,187
Consumer Finance	8,512	—	—	8,512
Electronic Equipment, Instruments & Components	4,221	—	—	4,221
Food Products	10,765	—	—	10,765
Gas Utilities	4,384	—	—	4,384
Household Products	17,843	—	—	17,843
Information Technology Services	36,217	—	180	36,397
Machinery	7,981	—	—	7,981
Media	3,007	—	—	3,007
Metals & Mining	12,657	—	—	12,657
Oil, Gas & Consumable Fuels	19,807	—	—	19,807
Personal Products	6,585	—	—	6,585
Pharmaceuticals	35,481	—	—	35,481
Real Estate Management & Development	12,274	—	—	12,274
Tobacco	14,332	—	—	14,332
Transportation Infrastructure	—	4,190	—	4,190
Wireless Telecommunication Services	6,053	—	—	6,053
Total Common Stocks	361,229	26,899	180	388,308
Short-Term Investment - Investment Company	21,946	—	—	21,946
Total Assets	$383,175	$26,899	$180	$410,254

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$167
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	13
Realized gains (losses)	—
Ending Balance	$180

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$13

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at						Impact to Valuation
	March 31, 2012					Weighted	from an Increase in
	(000)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stock
Information Technology Services	$180	Market Approach	Discount for lack of Marketability	—	—	50%	Decrease

Morgan Stanley India Investment Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley India Investment Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2012